SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 12, 2011	Sep. 30, 2013 ft	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Percentage of amount recognized for tax benefit		50.00%
Issuance shares of common stock	3,372,375	3,350,916	3,372,375
Purchase of shares of common stock in the offering	269,790
Retained Earnings			$ 28,049
Delinquent period of loan to discontinued interest income		120 days
Federal reserve fund		742	809
Loaned by the Company to a trust for the Employee Stock Ownership Plan (the ESOP)	2,700
Deposits with other financial institutions, maturity period		fewer than 90 days
Issuance shares of common stock, per share	$ 10
Net proceeds of common stock	32,000
Conversion costs of common stock	1,700
Interest-bearing deposits maturity		1 year
Delinquent period of loan to discontinued interest income for consumer loan		90 days
Non-payment period of loans to move to non-accrual status		90 days
Minimum performing period of loans to return to accrual status		6 months
Company business activity area		50.0
Federal Home Loan Bank stock		1,953	1,953
Federal home loan bank deposits		$ 2,223	$ 3,830
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of building		50 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of building		5 years
Furniture, fixture, and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of building		10 years
Furniture, fixture, and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of building		3 years